Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations	$ 250,904	$ (258,638)	$ 462,530
Deferred tax assets:
Exit costs, environ-mental and other similar items	84,517	50,193	74,535
Employee related and benefit items	96,963	104,098	166,313
Other items	161,578	113,184	148,910
Total deferred tax assets	343,058	267,475	389,758
Deferred tax liabilities:
Depreciation and amortization	1,303,620	1,506,650	254,430
LIFO inventories	64,502	66,580	83,659
Other items	29,464	49,670	59,746
Total deferred tax liabilities	1,397,586	1,622,900	397,835
Net deferred tax liabilities	$ 1,054,528	$ 1,355,425	$ 8,077